UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 1464

Smith Barney Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY FUNDS, INC.

U.S. GOVERNMENT SECURITIES FUND

FORM N-Q

MARCH 31, 2005

U.S. Government Securities Fund

Schedule of Investments (unaudited)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.8%
$2,126,706	Bear Stearns Alternate-A Trust, Series 2003-4, Class 2A1, 2.970% due 2/25/34 (a)	$2,128,018
	Countrywide Home Loans:
2,091,909	Series 2003-HYB1, Class 1A1, 3.778% due 5/19/33 (a)	2,059,143
4,284,552	Series 2003-J10, Class 1A2, 5.250% due 11/25/33	4,329,026
7,085,179	Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Securities,
	Series T-51, Class 1A, 6.500% due 9/25/43 (b)	7,344,235
	Federal National Mortgage Association (FNMA ) Whole Loan:
3,030,479	Series 2002-T12, Class A5, 4.354% due 10/25/41 (a)	3,096,970
12,500,000	Series 2003-W6, Class 1A31, 4.243% due 10/25/42 (b)	12,479,804
5,342,202	Series 2003-W12, Class 2A3, 2.420% due 6/25/43	5,305,468
5,000,000	Series 2003-W12, Class 2A4, 3.350% due 6/25/43	4,874,213
3,849,692	Series 2003-W14, Class 2A, 4.086% due 1/25/43 (a)	3,938,472
2,919,279	Series 2003-W15, Class 3A, 4.123% due 12/25/42 (a)	2,993,095
2,125,087	Series 2003-W19, Class 2A, 4.033% due 6/25/33 (a)	2,164,373
5,794,984	Series 2004-W1, Class 3A, 4.033% due 1/25/43 (a)	6,043,178
3,489,937	IMPAC Secured Assets Corp., Series 2004-3
	Class 1A4, 3.050% due 12/25/34 (a)	3,503,601
2,115,829	Renaissance Home Equity Loan Trust, Series 2003-3
	Class A, 3.150% due 12/25/33 (a)	2,127,293
2,067,074	Saxon Asset Securities Trust, Series 2004-3
	Class A2, 2.830% due 12/26/34 (a)	2,068,752
2,218,014	Structured Adjustable Rate Mortgage Loan, Series 2004-17
	Class A1, 2.823% due 11/25/34 (a)	2,233,856
6,223,343	Structured Adjustable Rate Mortgage Loan, Series 2005-2
	Class A2, 2.800% due 2/25/35 (a)	6,223,343
1,596,661	Structured Asset Investment Loan Trust, Series 2003-BC1,
	Class A2, 2.990% due 1/25/33 (a)	1,601,138
1,200,844	Washington Mutual Mortgage Pass-Through Certificates,
	Series 2003-AR5, Class A7, 4.208% due 6/25/33 (a)	1,191,293
5,675,692	Washington Mutual Mortgage Pass-Through Certificates,
	Series 2003-AR10, Class A3B, 3.890% due 10/25/33 (a)	5,664,710

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $82,248,598)	81,369,981

U.S. GOVERNMENT AGENCY OBLIGATIONS - 90.6%
4,600,000	Federal Home Loan Bank, 5.125% due 3/6/06 (b)	4,664,060
	FHLMC:
1,034,053	7.000% due 2/1/16 (c)	1,086,897
3,198,166	6.500% due 1/1/32 (c)	3,338,001
1,515,990	6.179% due 2/1/32 (a)	1,569,378
2,025,066	5.665% due 5/1/32 (a)	2,080,239
12,326,765	6.000% due 3/1/33 (c)	12,664,145
	Gold:
23,000,000	5.500% due 4/18/20 (b)(d)(e)	23,467,176
27,000,000	5.500% due 4/13/35 (b)(d)(e)	27,075,924
24,000,000	6.000% due 4/13/35 (b)(d)(e)	24,562,512
27,000,000	6.500% due 4/13/35 (b)(d)(e)	28,020,924
	FNMA:
4,000,000	5.000% due 5/12/35 (b)(d)(e)	3,900,000
20,443,190	5.500% due 12/1/16 (c)	20,549,492
8,000,000	5.500% due 4/18/20 (b)(d)(e)	8,152,496
12,000,000	5.500% due 4/13/35 (b)(d)(e)	12,018,744
22,400,000	6.000% due 4/13/35 (b)(d)(e)	22,897,011

See Notes to Schedule of Investments.

1

U.S. Government Securities Fund

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS - 90.6% (continued)
$5,445,937	7.000% due 4/1/32 (c)	$5,749,602
1,689,817	5.540% due 6/1/32 (a)	1,713,655
9,427,062	6.000% due 7/1/32 (c)	9,686,930
7,420,733	6.500% due 12/1/32 (b)(c)	7,718,273
5,230,550	4.622% due 1/1/33 (a)	5,233,953
3,110,910	4.637% due 2/1/33 (a)	3,129,738
3,731,433	4.900% due 2/1/33 (a)	3,778,897
2,827,526	4.710% due 4/1/33 (a)	2,844,799
5,278,303	4.555% due 5/1/33 (a)	5,306,894
2,295,546	4.148% due 6/1/33 (a)	2,268,466
58,683,467	5.000% due 3/1/34 (b)(c)	57,557,496
	Government National Mortgage Association (GNMA) Certificates:
3,573,285	7.000% due 11/15/31 (c)	3,781,111
913,037	7.500% due 2/15/32 (c)	979,568
8,145,224	6.500% due 10/15/32 (c)	8,520,208
6,507,478	6.000% due 11/15/32 (b)	6,701,088
	GNMA Single Family:
24,200,000	5.000% due 4/20/35 (b)(d)(e)	23,867,250
10,000,000	5.500% due 4/20/35 (b)(d)(e)	10,090,620

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost - $356,606,417)	354,975,547

U.S. TREASURY OBLIGATIONS - 3.2%
	U.S. Treasury Notes:
3,000,000	4.000% due 6/15/09 (f)	2,988,399
5,000,000	3.375% due 9/15/09	4,847,465
3,400,000	3.375% due 10/15/09	3,292,954
1,500,000	4.250% due 8/15/13	1,479,669

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost - $12,823,670)	12,608,487

	SUB-TOTAL INVESTMENTS - 114.6%
	(Cost - $451,678,685)	448,954,015

REPURCHASE AGREEMENT (b) - 32.1%
125,560,000	Interest in $954,517,000 joint tri-party repurchase agreement dated 3/31/05 with UBS Securities LLC, 2.840% due 4/1/05; Proceeds at maturity - $125,569,905; (Fully collateralized by various U.S. government agency obligations and The International Bank For Reconstruction and Development Debentures, 0.000% to 8.875% due 4/19/05 to 11/15/30; Market value - $128,071,228) (Cost - $125,560,000)	125,560,000

	TOTAL INVESTMENTS - 146.7% (Cost - $577,238,685*)	574,514,015
	Liabilities in Excess of Other Assets - (46.7)%	(183,012,993)

	TOTAL NET ASSETS - 100.0%	$391,501,022

(a)	Variable rate security.
(b)	All or a portion of this security is segregated for open futures contracts and/or collateral for mortgage dollar roll transactions.
(c)	Maturity date shown represents the last in the range of maturity dates of mortgage certificates owned.
(d)	Security acquired under mortgage dollar roll agreement.
(e)	Security is issued on a to-be-announced basis.
(f)	All or a portion of this security is held as collateral for open futures contracts.
*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The U.S. Government Securities Fund (“Fund”), a separate diversified investment fund of the Smith Barney Funds, Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Fixed income obligations are valued at the mean of bid and asked prices based on market quotations for those securities or if no quotations are available, then based on market quotations for securities of similar type, yield and maturity. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities, which have not yet been issued by the issuer, for which specific information is not known, for example the face amount and maturity date in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later.

3

Notes to Schedule of Investments (unaudited) (continued)

Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,613,922
Gross unrealized depreciation	(4,338,592)

Net unrealized depreciation	$(2,724,670)

At March 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
U.S. 5 Year Treasury Note	85	6/05	$9,201,558	$9,102,969	$(98,589)

During the three months ended March 31, 2005, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $530,118,352.

At March 31, 2005, the Fund had outstanding mortgage dollar rolls with a total cost of $180,765,668.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant	to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Funds, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date	May 27, 2005